SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 93.6%
	Alabama — 2.5%
	Alabama Community College System ACCS Enhancements Fee Revenue (Insured: AGM), 4.00% due 9/1/2025	$ 175,000	$ 183,226
[a]	Black Belt Energy Gas District, Series D1, 4.00% due 6/1/2023 - 6/1/2026	1,370,000	1,409,651
[b]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series A-1, 4.00% due 12/1/2049 (put 12/1/2025)	1,230,000	1,247,309
[b]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	1,500,000	1,470,766
	Arizona — 1.3%
[b]	Arizona (Banner Health Obligated Group) HFA, Series B, 1.16% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	1,000,000	990,545
	Northern Arizona University, 5.00% due 8/1/2024	1,115,000	1,149,109
	California — 7.2%
	California Municipal Finance Authority (Insured: BAM) (Green Bond), 5.00% due 5/15/2025 - 5/15/2026	650,000	687,190
[b,c]	California Pollution Control Financing Authority (Republic Services, Inc. Project), Series B, 2.00% due 8/1/2024 (put 8/1/2022)	2,500,000	2,500,000
[a]	City of Los Angeles, 4.00% due 6/29/2023	1,500,000	1,530,372
[a]	County of Los Angeles, 4.00% due 6/30/2023	2,000,000	2,045,356
[a]	County of Riverside, 5.00% due 6/30/2023	1,500,000	1,543,221
	Jurupa Public Financing Authority (Insured: BAM), Series A, 5.00% due 9/1/2022	800,000	804,509
[b]	Sacramento Municipal Utility District, Series A, 5.00% due 8/15/2049 (put 10/17/2023)	600,000	614,885
	Southern California Public Power Authority (Magnolia Power Project), Series A-1, 5.00% due 7/1/2022	1,795,000	1,795,190
	Val Verde (Insured: BAM) USD GO, Series A, 4.00% due 8/1/2022	500,000	501,038
	West Contra Costa (Insured: AGM) USD GO, Series E, 4.00% due 8/1/2022	250,000	250,519
	Colorado — 3.1%
[b]	Colorado (AdventHealth Obligated Group) HFA, Series C, 5.00% due 11/15/2036 (put 11/15/2023)	1,000,000	1,038,858
	Crystal Valley Metropolitan District No 2 (Insured: AGM) GO, Series A, 5.00% due 12/1/2022 - 12/1/2024	225,000	237,218
[b]	E-470 Public Highway Authority, Series B, 1.362% (SOFR + 0.35%) due 9/1/2039 (put 9/1/2024)	2,000,000	1,966,468
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2022 - 12/1/2023	1,425,000	1,465,972
	Sierra Ridge Metropolitan District No 2 (Insured: AGM) GO, 4.00% due 12/1/2025 - 12/1/2026	575,000	593,448
	Connecticut — 1.1%
	City of New Haven (Insured: AGM) GO,
	Series B,
[d]	5.00% due 2/1/2026	550,000	596,333
	5.00% due 2/1/2027	600,000	659,583
	State of Connecticut Special Tax Revenue, Series C, 5.00% due 10/1/2022	680,000	686,151
	Florida — 1.7%
[b]	County of Escambia (International Paper Co.), 2.00% due 11/1/2033 (put 10/1/2024)	775,000	757,459
	County of Miami-Dade Aviation Revenue, Series A, 5.00% due 10/1/2025	1,000,000	1,076,193
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2025 - 6/15/2027	770,000	821,454
	State of Florida (Department of Transportation Right-of-Way Acquisition & Bridge Construction) GO, Series B, 5.00% due 7/1/2023	255,000	263,323
	Georgia — 3.8%
[b]	Development Authority of Burke County (Georigia Power Company), 2.925% due 11/1/2048 (put 3/12/2024)	500,000	500,145
	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets),
	Series C,
	4.00% due 12/1/2023	750,000	765,144
[b]	4.00% due 3/1/2050 (put 9/1/2026)	1,250,000	1,273,187
	Municipal Electric Authority of Georgia,
	4.00% due 11/1/2025	600,000	624,789
	Series A, 5.00% due 1/1/2024 - 1/1/2026	2,220,000	2,326,581
[b]	Private Colleges & Universities Authority (Emory University), Series B, 1.33% (MUNIPSA + 0.42%) due 10/1/2039 (put 8/16/2022)	1,000,000	998,186
	Illinois — 8.4%
	City of Chicago (Water System), 5.00% due 11/1/2024	1,000,000	1,052,912
[d]	City of Chicago (Water System), Series 2017-2, 5.00% due 11/1/2022	600,000	606,543
	Cook County Community College District No. 508 (City Colleges of Chicago) GO, 5.00% due 12/1/2023	500,000	515,237
	Cook County Community High School District No 233 Homewood-Flossmoor GO, 4.00% due 12/1/2025	1,000,000	1,053,841
[d]	Cook County School District No. 170 Chicago Heights (Insured: AGM) GO, Series D, 5.00% due 12/1/2022	1,500,000	1,521,907
	County of Cook GO, Series A, 5.00% due 11/15/2024	1,000,000	1,061,925
	Illinois Finance Authority (NorthShore University HealthSystem Obligated Group), 5.00% due 8/15/2027	500,000	554,732
	Illinois Finance Authority (Washington & Jane Smith Community-Orland Park), 4.00% due 10/15/2022 - 10/15/2024	585,000	589,002
	Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00% due 12/1/2025	585,000	635,951
[a]	Southern Illinois University (Insured: BAM), Series A, 5.00% due 4/1/2023 - 4/1/2026	1,630,000	1,700,360
	State of Illinois (State Facilities Improvements) GO,
	Series A, 5.00% due 10/1/2022	1,000,000	1,006,930
	Series D, 5.00% due 11/1/2024	1,000,000	1,045,398
	State of Illinois GO, Series B, 5.00% due 3/1/2025 - 9/1/2027	1,995,000	2,130,483

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Village of Tinley Park GO, 5.00% due 12/1/2024	$ 870,000	$ 904,994
	Indiana — 0.6%
	Carmel Local Public Improvement Bond Bank, Series A, 4.00% due 7/15/2025	315,000	328,889
	Columbus Multi School Building Corp., 4.00% due 7/15/2024	645,000	667,531
	Iowa — 1.6%
[b]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	2,600,000	2,726,831
	Kansas — 1.8%
	Kansas Independent College Finance Authority (Ottawa University), Series C, 5.75% due 5/1/2023	3,000,000	3,059,442
	Kentucky — 3.6%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	1,000,000	1,004,148
	County of Trimble (Louisville Gas and Electric Co.), Series A, 0.625% due 9/1/2026	1,000,000	904,322
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
[b]	Series A, 4.00% due 4/1/2048 (put 4/1/2024)	1,000,000	1,013,693
	Series A1,
	4.00% due 2/1/2023 - 8/1/2024	2,125,000	2,152,050
[d]	4.00% due 8/1/2023	550,000	555,995
[b]	Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	450,000	456,717
	Louisiana — 3.4%
	City of Shreveport Water & Sewer Revenue (Insured: BAM), Series C, 5.00% due 12/1/2023	860,000	896,179
	Louisiana Office Facilities Corp. (Louisiana Division of Administration), 5.00% due 11/1/2022	1,455,000	1,472,328
[b]	Louisiana Offshore Terminal Authority (Loop LLC), 1.65% due 9/1/2027 (put 12/1/2023)	1,500,000	1,485,090
[b]	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series B, 5.00% due 5/15/2050 (put 5/15/2025)	875,000	931,593
[b]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 1.557% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	990,000	925,324
	Maryland — 0.8%
[d]	County of Washington (Diakon Lutheran Social Ministries Obligated Group), Series B, 5.00% due 1/1/2023	300,000	304,828
[d]	Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group), Series B, 5.00% due 4/15/2024	500,000	524,592
	Maryland Stadium Authority Built to Learn Revenue, Series A, 5.00% due 6/1/2023	600,000	616,401
	Massachusetts — 3.4%
	City of Haverhill (State Aid Withholding) GO, 1.00% due 9/1/2022	1,857,000	1,854,475
	City of Methuen (Bans) (State Aid Withholding) GO, 1.00% due 9/1/2022	866,000	865,778
[b,c,d]	Massachusetts (Mass General Brigham, Inc.) DFA, 1.51% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	2,500,000	2,503,945
	University of Massachusetts Building Authority (University of Massachusetts), Series 2021-1, 5.00% due 11/1/2024	500,000	533,373
	Michigan — 0.5%
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2022	300,000	300,032
[b]	Michigan State Hospital Finance Authority (Ascension Health Credit Group), Series F-5, 2.40% due 11/15/2047 (put 3/15/2023)	500,000	502,020
	Minnesota — 0.9%
[b]	Minnesota Housing Finance Agency (Residential Single Family Development; Collateralized: GNMA, FNMA, FHLMC), Series H, 1.46% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	840,000	849,628
	Minnesota Municipal Gas Agency, Series A, 4.00% due 6/1/2025	700,000	721,685
	Mississippi — 0.2%
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2022	375,000	378,261
	Nebraska — 1.6%
[b]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 3/1/2050 (put 1/1/2024)	1,000,000	1,031,176
[b]	Nebraska Public Power District, Series A, 0.60% due 1/1/2051 (put 7/1/2023)	1,720,000	1,700,211
	Nevada — 0.3%
[b]	County of Clark (Nevada Power Co.), 1.65% due 1/1/2036 (put 3/31/2023)	500,000	498,077
	New Jersey — 2.4%
	City of Newark GO, Series E, 1.25% due 10/3/2022	2,000,000	1,999,610
	New Jersey (School Facilities Construction) EDA, Series NN, 5.00% due 3/1/2024	1,000,000	1,019,432
	New Jersey EDA, Series QQQ, 5.00% due 6/15/2024	100,000	104,486
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 6/15/2024	850,000	893,456
	New Mexico — 4.1%
	City of Albuquerque GO, Series A, 5.00% due 7/1/2022	300,000	300,032
	City of Farmington (Public Service Co. of New Mexico),
[b]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	1,000,000	907,040
[b]	Series C, 1.15% due 6/1/2040 (put 6/1/2024)	1,500,000	1,450,993
[b]	Series E, 1.15% due 6/1/2040 (put 6/1/2024)	1,500,000	1,450,994
[b]	New Mexico Mortgage Finance Authority (JLG Central 217 LLLP), 0.53% due 11/1/2024 (put 5/1/2024)	2,000,000	1,933,332
	New Mexico Municipal Energy Acquisition Authority, Series A, 4.00% due 11/1/2022	675,000	679,380
	University of New Mexico, Series A, 5.00% due 6/1/2023	280,000	287,913
	New York — 6.4%
	City of New York GO, Series C, 5.00% due 8/1/2024	775,000	820,469

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	County of Nassau (Insured: BAM) GO, Series B, 5.00% due 4/1/2034 (pre-refunded 4/1/2024)	$ 500,000	$ 525,644
	County of Suffolk (Insured: AGM) GO, Series A, 5.00% due 2/1/2025	750,000	800,271
[b,d]	Nassau County Local Economic Assistance Corp. (Park Lake Hempstead L.P.), 0.30% due 11/1/2024 (put 11/1/2023)	2,000,000	1,928,508
	New York State Dormitory Authority (Barnard College), Series A, 4.00% due 7/1/2024 - 7/1/2025	350,000	362,306
	New York State Dormitory Authority (School District Bond Financing Program) (State Aid Withholding), Series F, 5.00% due 10/1/2022	800,000	807,183
[b]	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 2.625% due 4/1/2034 (put 7/3/2023)	2,000,000	1,993,514
	New York State Housing Finance Agency (Green Bond), Series I, 2.70% due 11/1/2023	1,000,000	1,008,456
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2022 - 7/1/2025	1,180,000	1,215,174
	Town of Oyster Bay (Insured: BAM) GO, 4.00% due 11/1/2024	925,000	958,379
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Assoc.), 5.00% due 7/1/2023	425,000	436,335
	North Carolina — 1.4%
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029 (pre-refunded 6/1/2025)	205,000	221,365
	North Carolina Turnpike Authority, 5.00% due 2/1/2024	2,000,000	2,081,938
	North Dakota — 1.8%
	County of McKenzie, 5.00% due 8/1/2022	1,000,000	1,002,703
[b]	North Dakota Housing Finance Agency, Series B, 1.11% (MUNIPSA + 0.20%) due 1/1/2043 (put 7/1/2024)	2,000,000	2,014,148
	Ohio — 1.8%
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2023	2,020,000	2,058,620
	State of Ohio (Cleveland Clinic Health System Obligated Group), Series A, 5.00% due 1/1/2026	1,000,000	1,092,363
	Oklahoma — 0.1%
	Muskogee Industrial Trust (Muskogee County ISD No. 20), 5.00% due 9/1/2023	200,000	205,119
	Pennsylvania — 5.1%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2025	1,500,000	1,601,563
[b,d]	Bethlehem Area School District Authority (State Aid Withholding), Series B, 1.368% (SOFR + 0.35%) due 7/1/2031 (put 11/1/2025)	1,930,000	1,849,334
	City of Lancaster (Insured: AGM) GO, Series A, 4.00% due 11/1/2022	385,000	387,992
	Hempfield Area School District (Insured: AGM) (State Aid Withholding) GO,
	Series B, 5.00% due 3/15/2027	1,410,000	1,545,504
	Series C, 5.00% due 3/15/2027	290,000	317,871
[b]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,000,000	910,111
	Philadelphia Gas Works Co. (Insured: AGM),
	Series A, 5.00% due 8/1/2024 - 8/1/2025	860,000	915,849
	Series B, 5.00% due 8/1/2024	500,000	527,278
	School District of Philadelphia (State Aid Withholding) GO, Series F, 5.00% due 9/1/2024	620,000	651,642
	Rhode Island — 0.6%
	City of Cranston GO, Series 1, 1.00% due 8/23/2022	1,000,000	999,509
	South Carolina — 1.3%
	City of North Charleston (North Charleston Noisette Community Redevelopment Project Area), 5.00% due 10/1/2022	700,000	705,958
[b]	Patriots Energy Group Financing Agency, Series A, 4.00% due 10/1/2048 (put 2/1/2024)	1,500,000	1,528,862
	South Dakota — 0.2%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), Series A, 5.00% due 9/1/2023	335,000	345,946
	Tennessee — 0.8%
	Tennessee Energy Acquisition Corp. (The Gas Project; Guaranty: Goldman Sachs Group, Inc.), Series C, 5.00% due 2/1/2023	1,310,000	1,332,144
	Texas — 13.7%
	Arlington Higher Education Finance Corp (Riverwalk Education Foundation, Inc.) (Insured: PSF-GTD), 5.00% due 8/15/2026	365,000	399,421
	City of Conroe GO, 5.00% due 3/1/2023 - 3/1/2024	355,000	369,512
	City of Houston Airport System Revenue, Series B, 5.00% due 7/1/2022 - 7/1/2023	780,000	784,342
	City of Lubbock Electric Light & Power System Revenue, 5.00% due 4/15/2025 - 4/15/2027	2,050,000	2,230,753
	Clifton Higher Education Finance Corp. (Idea Public Schools) (Insured: PSF-GTD),
	Series T,
[d]	5.00% due 8/15/2025	460,000	494,431
	5.00% due 8/15/2026	400,000	437,367
[b]	Cypress-Fairbanks (Insured: PSF-GTD) ISD GO, Series B-1, 1.25% due 2/15/2036 (put 8/15/2022)	925,000	925,182
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2026	1,000,000	1,084,652
	Dallas Fort Worth International Airport, 5.00% due 11/1/2023	1,000,000	1,037,399
[b]	Deer Park ISD (Insured: PSF-GTD) GO, 0.16% due 10/1/2042 (put 10/3/2022)	1,500,000	1,496,283
[b]	Denton (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	135,000	134,935
[b]	Fort Bend (Insured: PSF-GTD) ISD GO, Series B, 3.00% due 8/1/2052 (put 8/1/2023)	2,000,000	2,026,968
[b]	Goose Creek (Insured: PSF-GTD) ISD GO, Series B, 0.15% due 10/1/2049 (put 10/3/2022)	1,500,000	1,496,593
	Highland Park (Insured: PSF-GTD) ISD GO, 5.00% due 2/15/2024	1,015,000	1,064,678
	Little Elm (Insured: PSF-GTD) ISD GO, 5.00% due 8/15/2022	1,300,000	1,305,819
[b]	New Caney (Insured: PSF-GTD) ISD GO, 1.25% due 2/15/2050 (put 8/15/2024)	1,000,000	982,851
[b]	North East (Insured: PSF-GTD) ISD GO, 2.375% due 8/1/2047 (put 8/1/2022)	285,000	285,266
	Odessa Junior College District (Insured: AGM), 4.00% due 7/1/2025	400,000	421,011

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Olmos Park Higher Education Facilities Corp. (University of the Incarnate Word) ETM, 5.00% due 12/1/2022	$1,000,000	$ 1,012,861
	Port Arthur ISD (Insured: AGM) GO, 5.00% due 2/15/2023	250,000	255,414
[b]	Prosper (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 2/15/2050 (put 8/15/2023)	750,000	752,614
[b]	San Antonio Housing Trust Finance Corp. (Arbors at West Avenue L.P.), 1.45% due 3/1/2026 (put 3/1/2025)	2,000,000	1,949,306
[b]	San Antonio Water System, Series B, 2.00% due 5/1/2044 (put 11/1/2022)	405,000	406,102
	Stephen F Austin State University, 5.00% due 10/15/2022	455,000	459,700
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2026	1,125,000	1,188,656
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2025	240,000	252,538
	Virginia — 2.1%
[b]	Halifax County IDA, 1.65% due 12/1/2041 (put 5/31/2024)	1,500,000	1,462,461
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group),
	Series A,
	5.00% due 1/1/2023	300,000	304,704
[d]	5.00% due 1/1/2024	400,000	415,006
[b]	Wise County (Virginia Electric and Power Co.) IDA, Series A, 1.20% due 11/1/2040 (put 5/31/2024)	1,500,000	1,464,053
	Washington — 1.2%
	King County Housing Authority, 2.00% due 12/1/2022 - 6/1/2023	1,130,000	1,134,055
	State of Washington GO, Series 2021A, 5.00% due 6/1/2024	500,000	528,215
[d]	University of Washington, 5.00% due 4/1/2023	300,000	307,603
	West Virginia — 0.6%
	County of Mason (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	1,000,000	1,001,852
	Wisconsin — 2.2%
[a]	County of Waushara GO, Series A, 4.50% due 6/1/2027	1,260,000	1,315,003
	Public Finance Authority, 4.00% due 10/1/2025 - 1/1/2027	1,460,000	1,502,396
[b]	Wisconsin Housing & EDA, Series B, 0.40% due 5/1/2045 (put 11/1/2023)	1,000,000	977,587
	Total Long-Term Municipal Bonds — 93.6% (Cost $160,784,368)		159,364,522
	Short-Term Municipal Bonds — 10.3%
	Alabama — 2.2%
[b]	City of Mobile Alabama (Alabama Power Co.) IDB, Series 1, 0.68% due 6/1/2034 (put 7/1/2022)	3,800,000	3,800,000
	Massachusetts — 0.4%
[b]	Massachusetts (Trustees of The College of The Holy Cross; LOC Bank of America N.A.) DFA, Series A, 0.65% due 9/1/2037 (put 7/1/2022)	730,000	730,000
	Mississippi — 2.5%
[b]	County of Jackson (Chevron Corp.), 0.63% due 6/1/2023 (put 7/1/2022)	500,000	500,000
[b]	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.), Series I, 0.63% due 11/1/2035 (put 7/1/2022)	3,800,000	3,800,000
	Nevada — 0.8%
[b,c]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1120, 1.16% due 11/1/2061 (put 7/8/2022)	1,330,000	1,330,000
	North Carolina — 1.3%
[b]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank N.A.), Series B, 0.63% due 1/15/2038 (put 7/1/2022)	2,250,000	2,250,000
	Ohio — 0.9%
[b]	Ohio Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group; SPA U.S. Bank N.A.), Series B-3, 0.65% due 1/1/2039 (put 7/1/2022)	1,500,000	1,500,000
	Oregon — 1.0%
[b,c]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1123, 1.16% due 10/1/2061 (put 7/8/2022)	1,670,000	1,670,000
	Texas — 1.2%
[b,c]	Tender Option Bond Trust Receipts/Certificates (LOC Deutsche Bank A.G.), Series 2021-XF1102, 1.16% due 7/1/2061 (put 7/8/2022)	2,000,000	2,000,000
	Total Short-Term Municipal Bonds — 10.3% (Cost $17,580,000)		17,580,000
	Total Investments — 103.9% (Cost $178,364,368)		$176,944,522
	Liabilities Net of Other Assets — (3.9)%		(6,658,760)
	Net Assets — 100.0%		$170,285,762

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2022 (Unaudited)

Footnote Legend
a	When-issued security.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2022.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $10,003,945, representing 5.87% of the Fund’s net assets.
d	Segregated as collateral for a when-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
BAM	Insured by Build America Mutual Insurance Co.
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Short Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.